Consolidated Interim Statement of Changes in Equity - USD ($) $ in Millions		Issued capital [member]	Capital reserves [member]	Profit reserves [member]	Treasury shares [member]	Other reserve [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2022		$ 61,614	$ 1,139	$ 20,744	$ (4,980)	$ (1,675)	$ (40,975)		$ 35,867	$ 1,491	$ 37,358
IfrsStatementLineItems [Line Items]
Net income								2,729	2,729	77	2,806
Other comprehensive income				1,402		7	1,354		2,763	7	2,770
Dividends and interest on capital of Vale's shareholders				(437)					(437)		(437)
Dividends of noncontrolling interests										(37)	(37)
Transactions with noncontrolling interests						3			3	(59)	(56)
Shares buyback program					(2,124)				(2,124)		(2,124)
Treasury shares canceled				(4,164)	4,164
Share-based payment program					26	(15)			11		11
Ending balance, value at Jun. 30, 2023		61,614	1,139	17,545	(2,914)	(1,680)	(39,621)	2,729	38,812	1,479	40,291
Beginning balance, value at Dec. 31, 2023		61,614	1,139	21,877	(3,504)	(1,774)	(39,891)		39,461	1,520	40,981
IfrsStatementLineItems [Line Items]
Net income								4,448	4,448	8	4,456
Other comprehensive income				(2,520)		61	(2,609)		(5,068)	(1)	(5,069)
Dividends and interest on capital of Vale's shareholders				(2,364)					(2,364)		(2,364)
Transactions with noncontrolling interests	[1]					895			895	(114)	781
Shares buyback program					(389)				(389)		(389)
Share-based payment program					2	(11)			(9)		(9)
Ending balance, value at Jun. 30, 2024		$ 61,614	$ 1,139	$ 16,993	$ (3,891)	$ (829)	$ (42,500)	$ 4,448	$ 36,974	$ 1,413	$ 38,387

[1]	The effect on equity attributable to noncontrolling interests includes the derecognition of noncontrolling shareholders of PT Vale Indonesia Tbk in the amount of US$1,628 (note 15a) and the recognition of noncontrolling shareholders of Vale Base Metals Limited in the amount of US$1,514 (note 15b).